Stockholders Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
STOCKHOLDERS EQUITY

NOTE 6 – STOCKHOLDERS EQUITY

Authorized Shares

The Company’s Articles of Incorporation authorize the issuance of two classes of shares of stock. The total number of shares which this corporation is authorized to issue is 50,000,000 shares of $.0001 par value common stock and 10,000,000 of $.0001 par value preferred stock. No preferred shares were issued at June 30, 2021.

Common Stock Offering

Immediately following the Effective Time of the Merger, we sold 3,482,500 shares of our common stock pursuant to an initial closing of a private placement offering at a purchase price of $2.00 per share (the “Offering Price”). We held a second closing on June 28, 2021 for an additional 402,500 shares of our common. Accordingly, we sold a total of 3,885,000 shares of our common stock through June 30, 2021. The private placement offering is referred to herein as the “Offering.”

The aggregate gross proceeds from the Offering were $7,770,000 (before deducting placement agent fees and expenses of the Offering of $1,059,505).

The Offering was exempt from registration under Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated by the SEC thereunder. The common stock in the Offering was sold to “accredited investors,” as defined in Regulation D, and was conducted on a “reasonable best efforts” basis.

In connection with the Offering and subject to the closing of the Offering, we agreed to pay the placement agent, GP Nurmenkari Inc. (the “Placement Agent”), a U.S. registered broker-dealer, a cash placement fee of 10% of the gross proceeds raised from investors in the Offering (or 3% of the first $800,000 of gross proceeds raised from pre-Merger Biond Photonics shareholders and their friends and family) and to issue to it 50,000 shares of our common stock and warrants to purchase a number of shares of our common stock equal to 10% of the number of shares of common stock sold in the Offering (other than the first $800,000 of common stock sold to pre-Merger Biond Photonics shareholders and their friends and family, for which the placement agent will not receive any warrants), with a term of five years and an exercise price of $2.00 per share (the “Placement Agent Warrants”). We also agreed to pay certain expenses of the Placement Agent in connection with the Offering.

As a result of the foregoing, we paid the Placement Agent an aggregate commission of $725,900 and issued to it 50,000 shares of our common stock and Placement Agent Warrants to purchase 348,500 shares of our common stock in connection with the Offering. We have also reimbursed the Placement Agent for approximately $35,000 of expenses incurred in connection with the Offering.

A note payable to an officer of Parc Investments, Inc. in the amount of $50,000 was repaid directly from the proceeds from the Offering.

Issued and Vested Shares to Officers

On October 27th, 2020, the Company issued 1,623,920 shares (as adjusted) of common stock to Director and CEO Jonathan Klamkin and 1,623,920 shares (as adjusted) of common stock to Director, interim CFO and COO Lee McCarthy for an aggregate sum of $10,000 each. The stock purchase agreement contains a repurchase option whereby unvested shares may be repurchased by the Company, at the Company’s option, within 90 days after employee termination. 324,784 shares (as adjusted) vested on October 27th, 2020 and the remaining 1,299,136 shares (as adjusted) vest in equal amounts, monthly over the subsequent 4 years.

NOTE 6 – STOCKHOLDERS EQUITY

Authorized Shares

The Company’s Articles of Incorporation authorize the issuance of only one class of shares of stock. The total number of shares which this corporation is authorized to issue is 10,000,000 shares of no par value common stock.

Issued and Vested Shares

On October 27th, 2020, the board held a meeting and entered into a Stock Purchase agreement to issue 1,623,920shares of common stock to the Director and CEO Jonathan Klamkin and 1,623,920 shares of common stock to Director, interim CFO and COO Lee McCarthy for an aggregate sum of $10,000 each. The stock purchase agreement contains a repurchase option for the Company where 324,784 shares were fully vested at as of October 27th, 2020 and the remaining 1,299,136 shares vest monthly over the next 4 years. The unvested shares may be repurchased by the Company, at the Company’s option, within 90 days after termination.